Equity-settled share-based transactions - PHCL 2021 Plan, Narrative (Details) - Restricted share units - shares																			12 Months Ended
	Dec. 31, 2024	Oct. 07, 2024	Sep. 09, 2024	Aug. 22, 2024	Aug. 01, 2024	Jul. 15, 2024	Jul. 02, 2024	Jun. 30, 2024	Jun. 28, 2024	Jun. 03, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 23, 2023	Feb. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	May 18, 2022	Jun. 16, 2021	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	15,805	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)																		3,933,063	63,934